Share-Based Payment Transactions - Summary of Group's Restricted Shares Movement (Detail) - Unvested Restricted Shares [Member] - shares	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Two Thousand and Sixteen Plan [Member]
Disclosure Of Movement In Restricted Shares [Line Items]
Outstanding at January 1	0	69,302	80,949
Vested		(69,302)	(11,647)
Outstanding at December 31,	0	0	69,302
Exchange Ratio of 0.071679 [Member]
Disclosure Of Movement In Restricted Shares [Line Items]
Outstanding at January 1	0	4,967	10,097
Vested		(4,967)	(5,130)
Outstanding at December 31,	0	0	4,967